Summary of Significant Accounting Policies (Policies)	3 Months Ended
Mar. 31, 2021
Summary of Significant Accounting Policies
Basis of preparation

Basis of preparation

The unaudited condensed consolidated interim financial statements of the Company are prepared in accordance with International Accounting Standard 34, “Interim Financial Reporting.” Certain information and disclosures normally included in the annual consolidated financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) have been condensed or omitted. Accordingly, these unaudited condensed consolidated interim financial statements should be read in conjunction with the Company’s audited annual consolidated financial statements for the year ended December 31, 2020 and accompanying notes, which have been prepared in accordance with IFRS as issued by the International Accounting Standards Board.

The accounting policies applied are consistent with the accounting policies as outlined in the basis of presentation section included in Note 2 of the audited financial statements as of and for the year ended December 31, 2020. As of January 1, 2021, the following accounting policy in respect of foreign currency translation is now relevant:

Intragroup receivables to foreign operations for which settlement is neither planned nor likely to occur in the foreseeable future are treated as part of the net investment, and the gain or loss on foreign currency translation of such receivables is recognized in other comprehensive income and classified as part of the foreign currency translation reserve.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates and requires management to exercise its judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the unaudited condensed consolidated interim financial statements are disclosed in Note 3.

Deferred offering costs

Deferred Offering Costs

Offering costs, consisting of legal, accounting, printer and filing fees of $2.6 million were directly attributable to the issuance of new shares relating to the Company’s IPO and were offset against proceeds from the IPO upon the effectiveness of the offering.

Standards issued but not yet effective

Standards issued but not yet effective

There were a number of standards and interpretations which were issued but were not yet effective at March 31, 2021 and have not been adopted for these financial statements, including:

•	Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-current (January 1, 2023)
•	Amendment to IAS 37 Provisions, contingent liabilities and contingent assets, Onerous Contracts— Cost of Fulfilling a Contract (January 1, 2022)
•	Amendments to IAS 16 Property, Plant and Equipment, proceeds before intended use (January 1, 2022)
•	Annual Improvements 2018‑2020 (January 1, 2022)
•	Amendment to IAS 1 Presentation of Financial Statements: Disclosure of Accounting Policies (January 1, 2023)
•	Amendment to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates (January 1, 2023)
•	Amendments to IFRS 16 Leases: Covid‑19‑Related Rent Concessions beyond June 30, 2021 (April 1, 2021)

The Company expects to adopt these standards, updates and interpretations when they become mandatory. These standards are not expected to have a significant impact on disclosures or amounts reported in the Company’s financial statements in the period of initial application and future reporting periods.